Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
	December 31
	2020	2019
Cost:
Laboratory equipment	$1,882	$1,631
Greenhouse equipment	713	713
Computer equipment	280	267
Office furniture	195	181
Leasehold improvements	2,431	2,271
Vehicles	84	84
	5,585	5,147
Less:
Accumulated depreciation	(3,479)	(2,818)
Property and Equipment, net	$2,106	$2,329